Forward Purchase Agreement and Non Redemption Agreement (Details) - USD ($)	Dec. 13, 2023	Dec. 31, 2023
Forward Purchase Agreement [Member]
Forward Purchase Agreement and Non Redemption Agreement [Line Items]
Purchase price percentage	9.90%
Shares outstanding, percentage	9.90%
Prepayment shortfall for purchase agreement	0.50%
Proceeds from sale equal to prepayment shortfall percentage	100.00%
Payment of cash (in Dollars)	$ 200,000
Derivative liability (in Dollars)		$ 35,576,596
Forward Purchase Agreement [Member] | Class A Ordinary Shares [Member]
Forward Purchase Agreement and Non Redemption Agreement [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Forward Purchase Agreement [Member] | NUBI Shares [Member]
Forward Purchase Agreement and Non Redemption Agreement [Line Items]
Ownership limitation percentage	9.90%
Non-Redemption Agreement [Member]
Forward Purchase Agreement and Non Redemption Agreement [Line Items]
Derivative liability (in Dollars)		$ 11,152,000
Issued and outstanding shares percentage	9.99%
Redemption price (in Dollars per share)	$ 4